Dividends	12 Months Ended
Dec. 31, 2023
Disclosure Of Dividends [Abstract]
Dividends	3 Dividends
Our Directors have announced a final dividend of 258.0 cents per share on 21 February 2024. This is expected to result in payments of
US$4.2 billion. The dividend will be paid on 18 April 2024 to Rio Tinto plc and Rio Tinto Limited shareholders on the register at the close of business on 8 March 2024. Dividends per share announced for the year ended 31 December are as follows:

	2023	2022	2021
Ordinary dividends per share: announced with the results for the year	258.0c	225.0c	417.0c
Special dividends per share: announced with the results for the year(a)	—	—	62.0c
(a)Dividends are determined in US dollars, which is our functional currency, and declared in British pounds for Rio Tinto Plc and Australian dollars for Rio Tinto Limited. The applicable currency exchange rate to convert the US dollar dividend into British pounds and Australian dollars is determined with reference to the WMR 4pm (UK) fixings on the day prior to the announcement of our results for the year. Ordinary shareholders of Rio Tinto Limited and Rio Tinto Plc are paid equal cash dividends on a per share basis in line with the terms of the dual-listed structure.
Total dividends per share paid in the year

	Dividends per share 2023	Dividends per share 2022	Dividends per share 2021
Previous year final - paid during the year (US cents)	225.0c	417.0c	309.0c
Previous year special - paid during the year (US cents)	—	62.0c	93.0c
Interim - paid during the year (US cents)	177.0c	267.0c	376.0c
Interim special - paid during the year (US cents)	—	—	185.0c
Total paid during the year (US cents)	402.0c	746.0c	963.0c

	Dividends per share 2023	Dividends per share 2022	Dividends per share 2021
Rio Tinto plc previous year final (pence)	185.4p	306.7p	221.9p
Rio Tinto plc previous year special (pence)	—	45.6p	66.8p
Rio Tinto plc interim (pence)	137.7p	221.6p	270.8p
Rio Tinto plc interim special (pence)	—	—	133.3p
Total paid during the year (pence)	323.1p	573.9p	692.8p
Rio Tinto Limited previous year final – fully franked at 30% (Australian cents)	326.5c	577.0c	397.5c
Rio Tinto Limited previous year special – fully franked at 30% (Australian cents)	—	85.8c	119.6c
Rio Tinto Limited interim – fully franked at 30% (Australian cents)	260.9c	383.7c	509.4c
Rio Tinto Limited interim special – fully franked at 30% (Australian cents)	—	—	250.6c
Total paid during the year (Australian cents)	587.4c	1,046.5c	1,277.1c
The franking credits available to the Group as at 31 December 2023, after allowing for Australian tax payable in respect of the current and prior reporting period’s profit, are estimated to be US$8,734 million (2022: US$7,246 million; 2021: US$6,611 million).
The proposed Rio Tinto Limited dividend will be fully franked based on a tax rate of 30%, and reduce the franking account balance by
US$410 million.
Reconciliation of dividend declared to dividend paid

	2023 US$m	2022 US$m	2021 US$m
Rio Tinto plc previous year final dividend payable	2,875	5,024	3,809
Rio Tinto plc previous year special dividend payable	—	747	1,146
Rio Tinto plc interim dividend payable	2,147	3,162	4,627
Rio Tinto plc interim special dividend payable	—	—	2,276
Rio Tinto Limited previous year final dividend payable	815	1,597	1,138
Rio Tinto Limited previous year special dividend payable	—	237	343
Rio Tinto Limited interim dividend payable	629	949	1,372
Rio Tinto Limited interim special dividend payable	—	—	674
Dividends payable during the year	6,466	11,716	15,385
Net movement of unclaimed dividends in the year	4	11	(28)
Dividends paid during the year(b)	6,470	11,727	15,357
(b)We economically hedge the dividend cash flows from the announcement date to the payment date in order to reduce our foreign exchange exposure on these cash flows. The realised impact of these hedges is shown within ‘Other items’ in the Cash flows from consolidated operations and is not included in the above.